Note 13 - Retirement and Pension Plans	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
13.	RETIREMENT AND PENSION PLANS

IIJ and certain subsidiaries have unfunded severance benefit, noncontributory defined benefit pension and defined contribution plans which together cover substantially all of their employees who are not
directors. The defined benefit pension plan is operated under the Defined Benefit Corporate Pension Law.

The following information regarding net periodic pension cost and accrued pension cost also includes the unfunded severance benefit plans. Under the severance and defined benefit pension plans, all of IIJ and IIJ-Global’s employees are entitled, upon retirement with
20
years or more of service, to a
10
-year period of annuity payments from age
60
(or lump-sum severance indemnities) based on the rate of pay at the time of retirement, length of service and certain other factors. IIJ and IIJ-Global's employees who do not
meet these conditions are entitled to lump-sum severance indemnities.

Net periodic pension cost for the years ended
March 31, 2015,
2016
and
2017
included the following components:

	Thousands of Yen
	2015	2016	2017

Service cost	¥573,956	¥648,944	¥737,290
Interest cost	73,902	67,525	43,988
Expected return on plan assets	(63,037)	(87,909)	(92,623)
Amortization of transition obligation	369	365	–
Amortization of actuarial loss (gain)	(2,782)	(2,971)	24,584

Net periodic pension cost	¥582,408	¥625,954	¥713,239

Other changes in plan assets and benefit obligations recognized in other comprehensive income for the years ended
March 31, 2015,
2016
and
2017
are as follows:

	Thousands of Yen
	2015	2016	2017

Net actuarial loss (gain)	¥127,065	¥585,332	¥(276,702)
Amortization of transition obligation in net periodic pension cost	(369)	(365)	–
Amortization of actuarial loss (gain)	2,782	2,971	(24,584)

Amounts recognized in other comprehensive income	¥129,478	¥587,938	¥(301,286)

Total net periodic pension cost and amounts recognized in other comprehensive income	¥711,886	¥1,213,892	¥411,953

The change in benefit obligation and plan assets for the years ended
March 31, 2016
and
2017
and the amounts recognized in the consolidated balance sheets as of
March 31, 2016
and
2017
are as follows:

	Thousands of Yen
	2016	2017

Change in benefit obligation:
Benefit obligation at beginning of year	¥5,285,093	¥6,388,110
Service cost	648,944	737,290
Interest cost	67,525	43,988
Actuarial loss (gain)	480,755	(263,016)
Benefit paid	(94,207)	(129,149)

Benefit obligation at end of year	6,388,110	6,777,223

Change in plan assets:
Fair value of plan assets at beginning of year	2,930,310	3,193,899
Actual return (loss) on plan assets	(16,667)	106,310
Employer contribution	334,252	404,795
Benefits paid	(53,996)	(69,845)

Fair value of plan assets at end of year	3,193,899	3,635,159

Funded status at end of year	¥(3,194,211)	¥(3,142,064)

Amounts recognized in the consolidated balance sheets as of
March 31, 2016
and
2017
consist of:

	Thousands of Yen
	2016	2017

Accrued retirement and pension costs―noncurrent	¥(3,194,211)	¥(3,142,064)

Net amount recognized	¥(3,194,211)	¥(3,142,064)

The accumulated benefit obligation for the Company’s defined benefit pension plans as of
March 31, 2016
and
2017
was
¥4,084,419
thousand and
¥4,411,815
thousand, respectively.

The aggregate projected benefit obligation and aggregate fair value of plan assets for plans with projected benefit obligations in excess of plan assets were
¥6,388,110
thousand and
¥3,193,899
thousand, respectively, at
March 31, 2016
and
¥6,777,223
thousand and
¥3,635,159
thousand, respectively, at
March 31, 2017,
respectively. The aggregate accumulated benefit obligations of plans with no
plan assets were
¥104,051
thousand and
¥116,408
thousand at
March 31, 2016
and
2017,
respectively.

Amounts recognized in accumulated other comprehensive income at
March 31, 2016
and
2017
consist of:

	Thousands of Yen
	2016	2017

Net actuarial loss	¥959,426	¥658,139

Total	¥959,426	¥658,139

The estimated net actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic pension cost in the fiscal year ending
March 31, 2018
is
¥5,490
thousand.

Actuarial assumptions as of
March 31
were as follows:

	Benefit Obligations		Net Periodic Costs
	2016	2017	2015	2016	2017

Discount rate	0.7%	0.9%	1.7%	1.3%	0.7%
Expected long-term rate of return on plan assets			2.6	3.0	2.9
Rate of increase in compensation	3.1	3.1	3.2	3.2	3.1

The Company sets the discount rate assumption annually at
March 31
based on high-quality fixed income securities reflecting the estimated timing of benefit payments

The basis for determining the long-term rate of returns is a combination of historical returns and prospective return assumptions derived from pension trust funds’ managing company.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid.

Years Ending March 31	Thousands of Yen
2018	¥111,204
2019	126,711
2020	145,710
2021	195,863
2022	272,774
2023 –2027	1,720,411

Total	¥2,572,673

The Company expects to contribute
¥404,796
thousand to its defined benefit pension plan in the year ending
March 31, 2018.

The Company’s defined contribution plan, which was established on
April 1, 2009,
covers substantially all its employees. The Company contributes
1.6%
of its employees’ base salaries to the plan on a monthly basis.
No
employee contributions to the plan are allowed. Contributions to the plan were
¥134,591
thousand,
¥138,372
thousand and
¥146,975
 thousand for the years ended
March 31, 2015,
2016
and
2017,
respectively.

The Company's funding policies with respect to the noncontributory plan are generally to contribute amounts considered tax deductible under applicable income tax regulations. Plan assets, including life insurance pooled investment portfolios, consist of Japanese and U.S. government bonds, other debt securities and marketable equity securities.

Life insurance pooled investment portfolios are managed by an insurance company and guarantee a minimum rate of return.

The Company’s investment strategy for the plan assets is to manage the assets in order to pay retirement benefits to plan participants from the Company over the life of the plans.

This is accomplished by identifying and managing the exposure to various market risks, and diversifying investments in various asset classes based on a portfolio determined by the insurance company in order to maximize long-term rate of return, while considering the liquidity needs of the plans.

The plan is permitted to use derivative instruments only for the purpose of hedging. Both margin trading and real estate investments are prohibited in principle.

The Company mitigates the credit risk of investments by establishing guidelines with the insurance company. These guidelines are monitored periodically by the Company for compliance.

The projected allocation of the plan assets managed by the insurance company is developed in consideration of the expected long-term investment returns for each category of the plan assets. Approximately
63.0%,
35.0%,
and
2.0%
of the plan assets excluding pooled investment portfolios will be allocated to debt securities, equity securities and other financial instruments, respectively, to moderate the level of volatility in pension plan asset returns and reduce risks. Half of the employer’s contribution to the plan during the year ending
March 31, 2018
will be allocated to life insurance pooled investment portfolios and the other
50%
will be allocated to the aforementioned investments.

The following table summarizes the basis used to measure the Company’s pension plan assets at fair value:

Level 1—	Inputs are quoted prices in active markets for identical assets or liabilities.
Level 2—	Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not
active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3—	Inputs are derived from valuation techniques in which
one
or more significant inputs or value drivers are unobservable, which reflect the Company’s own assumptions about the assumptions that market participants would use in establishing a price.

Basis of Fair Value Measurement	Thousands of Yen
of Pension Plan Assets at March 31, 2016	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese equity	¥469,780	–	–	¥469,780
U.S. equity	144,147	–	–	144,147
Other equity― developed countries	84,400	–	–	84,400
Total equity securities	698,327	–	–	698,327

Debt securities:
Japanese government and municipalities	–	¥577,488	–	577,488
Japanese corporate bonds―investment grade	–	241,744	–	241,744
U.S. government	–	118,099	–	118,099
Other government―developed countries	–	158,547	–	158,547
Residential mortgage-backed	–	21,381	–	21,381
Total debt securities	–	1,117,259	–	1,117,259

Other financial instruments*	–	1,267,090	–	1,267,090

Cash	111,223	–	–	111,223

Total assets at fair value	¥809,550	¥2,384,349	–	¥3,193,899

Basis of Fair Value Measurement	Thousands of Yen
of Pension Plan Assets at March 31, 2017	Level 1	Level 2	Level 3	Total

Equity securities:
Japanese equity	¥528,083	–	–	¥528,083
U.S. equity	159,618	–	–	159,618
Other equity― developed countries	91,087	–	–	91,087
Total equity securities	778,788	–	–	778,788

Debt securities:
Japanese government and municipalities	–	¥632,216	–	632,216
Japanese corporate bonds― investment grade	–	290,360	–	290,360
U.S. government	–	127,659	–	127,659
Other government― developed countries	–	173,598	–	173,598
Residential mortgage-backed	–	26,749	–	26,749
Total debt securities	–	1,250,582	–	1,250,582

Other financial instruments*	–	1,464,874	–	1,464,874

Cash	140,915	–	–	140,915

Total assets at fair value	¥919,703	¥2,715,456	–	¥3,635,159

* Other financial instruments are life insurance pooled investment portfolios.

Pension plan assets classified as Level
1
are comprised principally of equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Pension plan assets classified as Level
2
are comprised principally of government bonds, corporate bonds and life insurance pooled investment portfolios which are valued based on quoted prices obtained from reputable administrators. The bonds are traded in less active markets and the fair values are based on the price a dealer would pay for the bonds.

IIJ and
one
subsidiary also participate in a contributory multi-employer pension plan, the Japan Computer Information Service Employee's Pension Fund (the "Multi-Employer Plan"), which covers substantially all of their employees.

As stipulated by the Japanese Welfare Pension Insurance Law, the Multi-Employer Plan is composed of a substitutional portion of Japanese Pension Insurance and a multi-employers' portion of a contributory defined benefit pension plan. The benefits for the substitutional portion are based on a standard remuneration schedule under the Welfare Pension Insurance Law and the length of participation. The multi-employer portion of the benefits is based on the employee's length of service. However, assets contributed by an employer including IIJ are not
segregated in a separate account or restricted to provide benefits only to employees of that employer. The net pension cost under the Multi-Employer Plan is recognized when contributions become due.

Contributions due and paid during the years ended
March 31, 2015,
2016
and
2017
under the Multi-Employer Plan, including its substitutional portion, amounted to
¥293,132
 thousand,
¥123,674
thousand and
¥117,300
thousand, respectively. The Company’s contribution did
not
represent more
than
5%
of total contributions to the plan during the years ended
March 31, 2015,
2016
and
2017.

The plan is
not
subject to a funding improvement and was more than
80%
funded as of
March 31, 2016.
The total plan assets were
¥285,408,286
 thousand as of
March 31, 2017.
It was
not
practical to obtain additional information for the plan for the year ended
March 31, 2017.

The amount of retirement benefits for retiring directors and company auditors must be approved by the shareholders.

IIJ had a retirement benefit plan for full-time directors, which was abolished in
June 2011.
The allowance for retirement benefit amounted to
¥255,330
thousand in consideration of their services provided up to the date of abolition of the plan, and this amount will be reserved until each director’s retirement date. IIJ’s subsidiary also has a retirement benefit plan for full-time directors. The Company recorded a liability for retirement benefit for full-time directors of
¥379,685
thousand and
¥382,881
thousand, which would be required if they were all to retire at
March 31, 2016
and
2017,
respectively.

IIJ had a retirement benefit plan for full-time company auditors, which was abolished in
June 2016.
The allowance for retirement benefit amounted to
¥8,020
thousand in consideration of their services provided up to the date of abolition of the plan, and this amount will be reserved until each company auditor’s retirement date. The Company recorded a liability for retirement benefit for full-time company auditors of
¥7,530
thousand and
¥8,020
thousand, which would be required if they were all to retire at
March 31, 2016
and
2017,
respectively.